Convertible Notes and Convertible Notes - Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes and Convertible Notes - Related Parties
Schedule of roll forward of convertible notes and convertible notes - related party

		Convertible
	Convertible	Notes – Related
	Notes	Party
Balance at January 1, 2024	$7,918,528	$2,032,017
Bridge Round Offering proceeds	6,563,000	650,000
Loss on extinguishment of debt	1,183,289	202,204
Recognition of debt discount	(2,173,509)	(514,827)
Foreign currency translation adjustment	(369,323)	(130,898)
Amortization of debt discount	586,847	133,498
Balance at December 31, 2024	13,708,832	2,371,994
February 2025 Offering proceeds	9,335,000	1,650,000
Recognition of debt discount	(2,323,073)	(271,458)
Amortization of debt discount	1,698,368	439,616
Conversion of convertible notes to common shares, exclusive of accrued interest converted	(22,419,127)	(4,190,152)
Balance at December 31, 2025	$—	$—

2024 Bridge Round Offering
Convertible Notes and Convertible Notes - Related Parties
Summary of inputs used in valuation techniques for warrants issued with convertible notes

2024 Bridge
Round Offering
Stock price	$1.16
Exercise (Strike) price	$2.24
Time to maturity (years)	4.1
Annualized risk-free rate	4.3%
Annualized volatility	63.0%

February 2025 Offering
Convertible Notes and Convertible Notes - Related Parties
Summary of inputs used in valuation techniques for warrants issued with convertible notes

February 2025
Bridge Round
Offering
Stock price	$1.45
Exercise (Strike) price	$2.24
Time to maturity (years)	3.4
Annualized risk-free rate	4.2%
Annualized volatility	51.3%